UNITED STATES
         SECURITIES AND EXCHANGE COMMISSION
              Washington, D.C. 20549

                      FORM 13F

                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Madison Investment Advisors, Inc.
Address: 550 Science Drive, Madison, WI 53711
Form 13F File Number: 28-03477

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: General Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Scottsdale, Arizona
January 28, 2008

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1 (but also see below)

Form 13F Information Table Entry Total: 101
Form 13F Information Table Value Total: $3,041,167 (thousands)

List of Other Included Managers:

No.  Form 13F File Number  Name

1     028-10986            Madison Asset Management, LLC

  Note that this filing by Madison Investment Advisors, Inc. also includes its separately registered investment advisor subsidiary:
     Madison Mosaic, LLC d/b/a Madison Mosaic Funds

                                                            FORM 13F INFORMATION TABLE

                                                     VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER      VOTING AUTHORITY
        NAME OF ISSUER          TITLE       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS   SOLE SHARED   NONE
------------------------------ ---------- --------- -------- -------- --- ---- ------- --------- ------ ------- ------
3M Company                     COM        88579Y101    68615  813747 SH       SOLE                 771572       42175
ATP Oil & Gas Corporation      COM        00208J108    25452  503598 SH       SOLE                 487686       15912
Affiliated Managers Group      COM        008252108     3688   31400 SH       SOLE                  31400
Aflac, Inc.                    COM        001055102    44261  706702 SH       SOLE                 669953       36749
Altera Corp.                   COM        021441100     3033  157000 SH       SOLE                 157000
American Eagle Outfitters      COM        02553E106    10846  522205 SH       SOLE                 522205
Amgen, Inc.                    COM        031162100     7992  172100 SH       SOLE                 172100
Apache Corp                    COM        037411105    15314  142400 SH       SOLE                 142400
Applied Materials, Inc.        COM        038222105     3552  200000 SH       SOLE                 200000
Autoliv, Inc.                  COM        052800109    21595  409698 SH       SOLE                 394968       14730
Bed Bath Beyond Inc            COM        075896100    10064  342445 SH       SOLE                 342445
Berkshire Hathaway, Inc. Cl B  COM        084670207    64604   13641 SH       SOLE                  12909         732
Best Buy Company               COM        086516101    78273 1486659 SH       SOLE                1415769       70890
Biogen Idec                    COM        09062X103    11270  198000 SH       SOLE                 198000
Boeing                         COM        097023105      590    6750 SH       SOLE                               6750
Broadridge Financial Solutions COM        11133T103    23203 1034460 SH       SOLE                 999598       34862
Brookfield Asset Management    COM        112585104    40022 1122011 SH       SOLE                1087497       34514
Brown & Brown Inc.             COM        115236101    24123 1026517 SH       SOLE                 990742       35775
Cabela's Inc Cl A              COM        126804301    18936 1256523 SH       SOLE                1209167       47356
Capital One Finl Corp          COM        14040H105    46676  987637 SH       SOLE                 945327       42310
Carmax, Inc.                   COM        143130102    27963 1415859 SH       SOLE                1367679       48180
Charles River Laboratories     COM        159864107    73311 1114151 SH       SOLE                1075106       39045
Cisco Systems, Inc.            COM        17275R102    96746 3573928 SH       SOLE                3411694      162234
Citigroup, Inc.                COM        172967101    43760 1486401 SH       SOLE                1422230       64171
Clorox Co.                     COM        189054109    33074  507500 SH       SOLE                 490800       16700
Coca Cola Co                   COM        191216100    64041 1043531 SH       SOLE                 989726       53805
Comcast, Corp. Special Cl A    COM        20030N200    60086 3315985 SH       SOLE                3136172      179813
Community Health Systems       COM        203668108     3686  100000 SH       SOLE                 100000
Countrywide Financial Corp.    COM        222372104     1967  220000 SH       SOLE                 220000
Coventry Health Care, Inc.     COM        222862104    30373  512621 SH       SOLE                 495661       16960
Dell Computer Corp             COM        24702R101     8436  344200 SH       SOLE                 344200
Discover Financial Services    COM        254709108      250   16571 SH       SOLE                  16571
Dover Corp.                    COM        260003108    82246 1784471 SH       SOLE                1711796       72675
EBAY Inc.                      COM        278642103    75550 2276281 SH       SOLE                2176686       99595
FLIR Systems, Inc.             COM        302445101     8753  279653 SH       SOLE                 270803        8850
Fiserv, Inc                    COM        337738108    87036 1568495 SH       SOLE                1506795       61700
Flextronics Intl LTD           COM        Y2573F102    10118  839000 SH       SOLE                 839000
Genentech Inc.                 COM        368710406     4259   63500 SH       SOLE                  63500
General Electric               COM        369604103    88242 2380406 SH       SOLE                2257046      123360
Genzyme                        COM        372917104    10152  136380 SH       SOLE                 136380
Google Inc                     COM        38259p508    42216   61052 SH       SOLE                  58043        3009
Home Depot                     COM        437076102     6331  235000 SH       SOLE                 235000
Idex Corp.                     COM        45167R104    14528  402108 SH       SOLE                 388789       13319
Int'l Game Technology          COM        459902102    28150  640803 SH       SOLE                 619473       21330
Intel Corp                     COM        458140100     1333   50000 SH       SOLE                  50000
Intuit, Inc.                   COM        461202103    11547  365300 SH       SOLE                 365300
Iron Mountain Incorporated     COM        462846106    42008 1134730 SH       SOLE                1097670       37060
Johnson & Johnson              COM        478160104    67389 1010337 SH       SOLE                 957668       52669
Kohls Corp                     COM        500255104    51378 1121799 SH       SOLE                1073438       48361
Laboratory Crp of Amer Hldgs   COM        50540R409    28272  374313 SH       SOLE                 361893       12420
Liberty Global Inc.-Series C   COM        530555309    32478  887612 SH       SOLE                 859543       28069
Linear Tech Corp.              COM        535678106    87546 2750430 SH       SOLE                2648318      102112
Lowe's Companies               COM        548661107     7523  332600 SH       SOLE                 332600
MGIC Investment                COM        552848103     3112  138750 SH       SOLE                 138450         300
MIDCAP SPDR Trust Series 1     COM        595635103     6572   42373 SH       SOLE                  42373
Markel Corp.                   COM        570535104    44491   90595 SH       SOLE                  87525        3070
Martin Marietta Mat.           COM        573284106    24715  186384 SH       SOLE                 180184        6200
Maxim Integrated Prods         COM        57772K101     1059   40000 SH       SOLE                  40000
McDonalds                      COM        580135101    39244  666176 SH       SOLE                 631821       34355
Medtronic Inc.                 COM        585055106    71755 1427383 SH       SOLE                1355538       71845
Merrill Lynch                  COM        590188108    10935  203700 SH       SOLE                 203700
Microsoft Corp                 COM        594918104    77362  173092 SH       SOLE                2060454      112638
Mohawk Industries, Inc.        COM        608190104    26039  349985 SH       SOLE                 338000       11985
Morgan Stanley                 COM        617446448    11260  212012 SH       SOLE                 212012
Mylan Labs                     COM        628530107     6397  455000 SH       SOLE                 455000
Novartis Ag                    ADR        66987v109    77749 1431585 SH       SOLE                1357630       73955
O-Reilly Automotive Inc.       COM        686091109    18903  582878 SH       SOLE                 564345       18533
Odyssey Re Holdings Corp       COM        67612W108    12739  347007 SH       SOLE                 335092       11915
Office Depot                   COM        676220106      147   10600 SH       SOLE                  10600
Patterson Cos Inc.             COM        703395103    29688  874470 SH       SOLE                 844795       29675
Pfizer, Inc.                   COM        717081103     8951  393800 SH       SOLE                 393800
Pharmaceutical Product Develop COM        717124101    38890  963335 SH       SOLE                 913864       49471
Powershares QQQ Nasdaq 100     COM        73935A104     8093  158000 SH       SOLE                 158000
Proctor & Gamble               COM        742718109      338    4600 SH       SOLE                   4600
QLogic Corp                    COM        747277101     3902  274800 SH       SOLE                 274800
Qualcomm, Inc.                 COM        747525103     1181   30000 SH       SOLE                  30000
S&P 500 Depository Receipt     COM        78462F103     5527   37800 SH       SOLE                  37220         580
SEI Investments Co.            COM        784117103    36085 1121709 SH       SOLE                1084998       36711
Seagate Tech Inc-Escrow Shs    COM        33045Z           0   10400 SH       SOLE                  10400
Staples Inc.                   COM        855030102    32318 1400860 SH       SOLE                1329527       71333
Starbucks Corp                 COM        855244109     7062  345000 SH       SOLE                 345000
Symantec Corp                  COM        871503108     6601  409000 SH       SOLE                 409000
Synovus Financial Corp         COM        87161C105    71662 2975976 SH       SOLE                2863652      112324
Target Corporation             COM        87612E106    58768 1175369 SH       SOLE                1123732       51637
Techne Corp                    COM        878377100    21314  322698 SH       SOLE                 311473       11225
Tiffany & Co.                  COM        886547108    21139  459235 SH       SOLE                 444540       14695
URS Corp                       COM        903236107    17094  314631 SH       SOLE                 304113       10518
Union Pacific                  COM        907818108      214    1700 SH       SOLE                               1700
Unit Corp                      COM        909218109    26628  575747 SH       SOLE                 558246       17501
United Healthcare Corp.        COM        91324P102    91143 1566039 SH       SOLE                1501092       64947
United Parcel Service - Cl B   COM        911312106    58310  824524 SH       SOLE                 785284       39240
Varian Medical Systems         COM        92220P105     3938   75500 SH       SOLE                  75500
Walgreen Co                    COM        931422109    62272 1635288 SH       SOLE                1546928       88360
Waste Management, Inc.         COM        94106L109    23847  729927 SH       SOLE                 704277       25650
Wells Fargo & Co               COM        949746101    60995 2020360 SH       SOLE                1916580      103780
White Mountains Ins Grp        COM        G9618E107    25558   49718 SH       SOLE                  47837        1881
Williams-Sonoma, Inc.          COM        969904101    11137  430000 SH       SOLE                 430000
Xilinx, Inc.                   COM        983919101     1034   47300 SH       SOLE                  47300
Yahoo! Inc                     COM        984332106    46372 1993626 SH       SOLE                1908666       84960
Zebra Technologies Corp-Cl A   COM        989207105    31662  912452 SH       SOLE                 886827       25625
Zimmer Holdings Inc.           COM        98956P102    44107  666771 SH       SOLE                 636350       30421